Reinsurance	12 Months Ended
Dec. 31, 2020
Unpaid Loss and Loss Adjustment Expense
Reinsurance

7. Reinsurance

In the ordinary course of business, the Company cedes losses and LAE to other reinsurance companies. These arrangements reduce the net loss potential arising from large or catastrophic risks. Certain of these arrangements consist of excess of loss and catastrophe contracts, which protect against losses exceeding stipulated amounts. The ceding of risk through reinsurance does not relieve the Company from its obligations to policyholders. The Company remains liable with respect to losses and LAE ceded in the event that any reinsurer does not meet obligations assumed under the reinsurance agreements. The Company does not have any significant unsecured aggregate recoverable for losses, paid and unpaid including IBNR, loss adjustment expenses, and unearned premium with any individual reinsurer.

As of July 1, 2020, the Company entered into proportional reinsurance contracts which cover all of the Company’s products and geographies, and transfer, or “cede,” 75% of the premium to reinsurers ("Proportional Reinsurance Contracts"). In exchange, these reinsurers pay a ceding commission of 25% for every dollar ceded, in addition to funding all of the corresponding claims, or 75% of all claims. The Company opted to manage the remaining 25% of the business with alternative forms of reinsurance through non-proportional reinsurance contracts ("Non-Proportional Reinsurance Contracts"). The majority of the Proportional Reinsurance Contracts run for a three-year term, expiring June 30, 2023, while the remainder will expire on June 30, 2021. The Company’s Non-Proportional Reinsurance Contracts are likewise effective as of July 1, 2020, and have a one-year term.

The Company in 2017 entered into a multi-year Aggregate Excess of Loss Reinsurance Contract which expired on June 30, 2020, and covered against both catastrophe and non-catastrophe events, and provided excess of loss reinsurance on a per cohort basis excess of a cohort’s 50% Loss Ratio subject to an aggregate (i.e., a portfolio level) deductible of 10% of earned premium. A cohort as it relates to this reinsurance contract is a notional grouping of policyholders on the books of the Company. After a policy is bound, the new policyholder is asked to designate to which non-profit group he/she would prefer any charitable donation that the Company may make be contributed. All policyholders identifying the same non-profit group constitute one cohort.

Reinsurance recoverable

Amounts recoverable from reinsurers are recognized in a manner consistent with the claims liabilities associated with the reinsurance placement and presented on the balance sheet as reinsurance recoverable. Such balance as of December 31, 2020 and 2019 are presented in the table below ($ in millions).

	December 31,
	2020	2019
Reinsurance recoverable on paid losses	$12.7	$1.8
Ceded unpaid loss and LAE	36.3	18.5
Total reinsurance recoverable	$49.0	$20.3

To reduce credit exposure to reinsurance recoverable balances, the Company obtains letters of credit from certain reinsurers that are not authorized as reinsurers under U.S. state insurance regulations. In addition, under the terms of its reinsurance contracts, the Company may retain funds due to reinsurers as security for those recoverable balances. The Company has the following unsecured reinsurance recoverable balances from reinsurers at December 31, 2020 and 2019 with all but one having an A.M. Best rating of A (Excellent) or better ($ in millions):

AM Best		December 31,
Rating	Reinsurer	2020	2019
A+	Hannover Rueck SE	$22.2	$2.3
A	MAPFRE Re, Compania De Reaseguros S.A.	6.8	—
A+	Swiss Reinsurance America Corporation	5.8	—
A++	Tokio Marine & Nichido Fire Insurance Company Limited	3.9	—
NR	Lloyd’s Underwriter Syndicate no. 1084 CSL	3.0	0.8
A+	Arch Reinsurance Limited	2.7	—
A+	Munich Reinsurance America Inc	1.6	1.7
A	Lloyd's Underwriter Syndicate no. 0033 HIS	1.6	1.7
A	Lloyd's Underwriter Syndicate no. 2357 NCL	1.6	1.7
A	Hiscox Insurance Company (Bermuda) Ltd	1.2	1.3
NR	Lloyd's Underwriter Syndicate no. 2001 AML	1.2	1.3
		51.6	10.8
	Other reinsurers	5.1	3.7
		$56.7	$14.5

Premium written, earned and losses and LAE incurred

The impact of reinsurance treaties on the Company’s consolidated financial statements is as follows ($ in millions):

	December 31,
	2020	2019	2018
Premium written:
Direct	$214.4	$115.8	$46.8
Ceded	(171.7)	(11.2)	(5.6)
Net premium written	$42.7	$104.6	$41.2
Premium earned:
Direct	$158.7	$75.5	$25.3
Ceded	(81.4)	(11.7)	(4.1)
Net premium earned	$77.3	$63.8	$21.2
Loss and LAE incurred:
Direct	$113.4	$59.7	$28.6
Ceded	(58.7)	(13.9)	(13.4)
Net loss and LAE incurred	$54.7	$45.8	$15.2